Geographical Breakdown of Gross Written Premium	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Geographical Breakdown of Gross Written Premium
Geographical Breakdown of Gross Written Premium

16. Geographical Breakdown of Gross Written Premium

The Company has a single reportable segment and offers insurance coverage under the homeowners multi-peril and inland marine lines of business. Gross written premium by jurisdiction are as follows ($ in millions):

	Three Months Ended September 30,				Nine Months Ended September 30,
	2020		2019		2020		2019
Jurisdiction	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP
Texas	$15.9	22.3%	$9.3	24.5%	$36.5	23.4%	$21.3	25.8%
California	15.6	21.9%	9.3	24.5%	34.9	22.4%	20.6	24.9%
New York	8.6	12.1%	5.0	13.2%	18.8	12.1%	11.5	13.9%
Georgia	3.8	5.3%	2.0	5.3%	8.7	5.6%	4.4	5.3%
Illinois	3.4	4.8%	1.9	5.0%	7.6	4.9%	3.9	4.7%
New Jersey	3.0	4.2%	1.5	3.9%	6.1	3.9%	3.4	4.1%
Michigan	2.0	2.8%	1.1	2.8%	4.4	2.8%	2.2	2.7%
Pennsylvania	2.0	2.8%	1.0	2.6%	3.8	2.4%	2.0	2.4%
Ohio	1.8	2.5%	0.9	2.4%	4.0	2.6%	2.2	2.7%
Arizona	1.5	2.1%	0.8	2.1%	3.4	2.2%	1.7	2.1%
All other	13.6	19.2%	5.2	13.7%	27.8	17.7%	9.5	11.4%
	$71.2	100.0%	$38.0	100.0%	$156.0	100.0%	$82.7	100.0%

22. Geographical Breakdown of Gross Written Premium

The Company has a single reportable segment and offers insurance coverage under a single line of business, homeowners multi-peril. Gross written premium by state is as follows ($ in millions):

	Years ended December 31,
	2018		2019
State	Amount	% of GWP	Amount	% of GWP
California	$12.5	26.7%	$29.0	25.0%
Texas	13.4	28.6%	28.6	24.7%
New York	7.3	15.6%	15.8	13.6%
Georgia	2.2	4.7%	6.2	5.4%
Illinois	2.5	5.3%	5.2	4.5%
New Jersey	1.7	3.6%	4.7	4.1%
Michigan	0.9	1.9%	3.2	2.8%
Ohio	1.3	2.8%	2.9	2.5%
Pennsylvania	1.1	2.4%	2.7	2.3%
Arizona	0.8	1.7%	2.5	2.2%
All other	3.1	6.7%	15.0	12.9%
	$46.8	100.0%	$115.8	100.0%